Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due within One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Trade payables	£ 9,893.0	£ 10,308.3
Deferred income	1,212.1	1,312.7
Payments due to vendors (earnout agreements)	180.7	277.5
Liabilities in respect of put option agreements with vendors	38.6	51.0
Fair value of derivatives	3.5	4.1
Other creditors and accruals	2,913.2	3,056.8
Total	£ 14,241.1	£ 15,010.4